Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of fair value of the warrant liability

Balance, December 31, 2020	$1,780,376
Changes in fair value of derivative liability	867,000
Extinguishment of liability on conversion of Notes	(2,647,376)
Changes in fair value of warrant liability	6,109
Extinguishment of liability on exercise of warrants	(6,109)
Balance, December 31, 2021	$—

Warrant liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of fair value of the warrant liability

Warrant Liability
Fair value at December 31, 2020	$29,376
Change in fair value	6,109
Fair value at July 12, 2021 (date of exercise)	35,485
Extinguishment of warrant liability on warrant exercise	(35,485)
Fair value at December 31, 2021	$—

Schedule of assumptions of the fair value of the Company's warrant liability

	As of	As of
	July 12,	December 31,
	2021	2020
Fair value per share of Company’s common stock	$4.00	$3.91
Dividend yield	0.0%	0.0%
Expected volatility	89.0%	84.0%
Risk free interest rate	0.5%	0.3%
Expected life (years)	3.40	4.67
Fair value of warrants	$35,485	$29,376